INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT

The income tax provision consists of the following components:

	For the years ended December 31,
	2019	2020	2021
	SGD’000	SGD’000	SGD’000
Income tax:
Current year	29	500	-
(Over) Under provision of prior years	19	34	37
	48	534	37
Deferred tax:
Current year	194	84	(37)
(Over) Under provision of prior years	-	-	-
	194	84	(37)
	242	618	-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the years ended December 31,
	2019	2020	2021
	SGD’000	SGD’000	SGD’000
Income before tax expenses:	584	2,345	2

Tax at the domestic income tax rate	99	399	1
Tax effect of expenses that are not deductible in determining taxable profit	528	391	37
(Over) Under provision in prior years	19	34	37
Tax effect of non-taxable incomes	(11)	(98)	(44)
Tax effect of unused tax losses not recognized in prior years now recognized	(190)	-	-
Tax incentives	(203)	(110)	(31)
Others	-	2	-
	242	618	-